LEASES - Lease liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
LEASES
Book value at the beginning of the period/year	$ 13,889,223	$ 11,751,284
Additions of the period/year	1,842,539	3,154,950
Additions from business combination		3,245,000
Interest expenses, exchange differences and inflation effects	362,144	(406,494)
Payment of the period/year	(2,493,617)	(3,855,517)
Total	13,600,289	13,889,223
Lease Liabilities
Non-current	9,583,276	10,030,524
Current	4,017,013	3,858,699
Total	$ 13,600,289	$ 13,889,223